15. Gain (Loss) on Extinguishment of Debt	12 Months Ended
Dec. 31, 2015
Extinguishment of Debt Disclosures [Abstract]
Gain (Loss) on Extinguishment of Debt

Gain (loss) on extinguishment of debts for the years ended December 31:

	2015	2014
Notes payable:
Settlement agreements – with common stock (Note 13)	$–	$(33,594)
Settlement agreements – without common stock (Note 10)	35,403	952,400
Write-off notes payable (Note 10)	20,000	–
Accounts payable and accrued expenses:
Settlement agreements – with common stock (Note 13)	2,089	142,876
Settlement agreements – without common stock	105,012	–
Write-off accounts payable and accrued expenses	102,319	–
Past-due Federal payroll taxes (Note 8)	54,000	–
Forgiveness of advances from former related party	15,000	–
Assignment of Asher note payable (Note 10)	–	(9,948)
	$333,823	$1,051,734

In 2015, prior to the closing of the Sky Rover SPA, we reached settlement agreements with numerous creditors holding $134,762 in accounts payable. In connection with the settlement agreements, we recorded gains on the extinguishment of debt in the amount of $105,012. In addition, we eliminated $102,319 in accounts payable and accrued expenses for which the statute of limitations for legal claims to be made for collections has passed.